Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 22, 2012	Jun. 30, 2011
Entity Registrant Name	VISTEON CORP
Entity Central Index Key	0001111335
Document Type	8-K
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q4
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 3,500,000,000
Entity Common Stock, Shares Outstanding		51,449,308